INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2013
INCOME TAX EXPENSE
INCOME TAX EXPENSE

13.                               INCOME TAX EXPENSE

Income tax expense is comprised of:

	2011	2012	2013
	$	$	$
Current tax	323,911	—	—
Deferred tax	2,619,858	323,911	—
	2,943,769	323,911	—

Cayman Islands

Under the current laws of the Cayman Islands, Mecox Lane Limited, eMecoxLane, Clarence, Rampage Cayman, Mexi-Care and Mixblu are not subject to tax on income or capital gains.

Hong Kong

The Group’s Hong Kong subsidiaries, MecoxLane Hong Kong, Rampage Hong Kong, eMecoxLane Hong Kong, Mexi-Care Hong Kong and Mixblu Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

PRC

The income tax rate of 2011 and 2012 for Mai Wang Information was 12.5% due to the “qualified software company” status and 25% for 2013 and onwards under the Tax Law.

The other subsidiaries and VIEs are subject to the uniform tax rate of 25% for all periods presented.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. At December 31, 2012 and 2013, the amount of gross unrecognized tax benefits was nil. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($16,400) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2008 through 2013 on non-transfer pricing matters, and from 2003 through 2013 on transfer pricing matters.

The principal components of deferred tax assets are as follows:

	As of December 31,
	2012	2013
	$	$
Deferred tax assets:
Inventory write-downs	2,928,696	3,565,291
Accrued expenses	1,099,149	769,553
Others	132,089	68,078
Total current deferred tax assets	4,159,934	4,402,922
Less: valuation allowance	(4,159,934)	(4,402,922)
Net current deferred tax assets	—	—

Net operating loss carry-forwards	10,946,227	14,991,240
Impairment for long-lived assets	403,377	1,262,473
Total non-current deferred tax assets	11,349,604	16,253,713

Less: valuation allowance	(11,349,604)	(16,253,713)
Net non-current deferred tax assets	—	—
Total deferred tax assets	—	—

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law. The Group has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

•                           Tax planning strategies;

•                           Future reversals of existing taxable temporary differences;

•                           Further taxable income exclusive of reversing temporary differences and carry-forwards;

As of December 31, 2013, the Group’s PRC subsidiaries had net operating loss carry forwards of $14,991,240, of which nil, $53,280, $6,089,406, $4,439,569 and $4,408,985 will expire in 2014, 2015, 2016, 2017 and 2018, respectively. The Group provided a full valuation allowance as it is not more likely than not that the net operating losses can be utilized before expiration. As a result, the Group has recognized valuation allowance of $15,509,538 and $20,656,635 as of December 31, 2012 and 2013, respectively.

Reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense is as follows:

	2011	2012	2013
PRC corporate income tax	25.0%	25.0%	25.0%
Expense not deductible for tax purposes	0.8%	(0.8)%	(1.3)%
Effect of change in valuation allowance	(34.5)%	(22.2)%	(20.0)%
Effect of difference in reversal rate	0.0%	0.0%	0.6%
Effect of different tax rate of group entities in other jurisdiction	(2.7)%	(4.5)%	(4.3)%
Effect of prior year true-up	1.7%	1.0%	0.0%
	(9.7)%	(1.5)%	0.0%